SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of stock option activity

		Weighted	Weighted		Weighted
		average	average	Aggregate	average grant–
	Number of	exercise	remaining	intrinsic	date
	share options	price	contractual life	value	fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2020	86,221,721	0.76	7.22	65,994	0.27
Granted	26,509,592	2.42
Exercised	(5,597,960)	1.00
Outstanding as of December 31, 2020	107,133,353	1.16	6.84	226,639	0.64
Granted	32,710,153	4.14
Exercised	(54,385,484)	0.55
Forfeited	(2,982,054)	1.98
Outstanding as of December 31, 2021	82,475,968	2.71	8.05	1,214,916	2.82
Granted*	8,424	0.00
Exercised	(12,413,256)	1.59
Forfeited	(1,709,938)	3.39
Outstanding as of December 31, 2022	68,361,198	2.90	7.23	498,336	2.99
Vested and expected to vest as of December 31, 2022	68,361,198	2.90	7.23	498,336	2.99
Exercisable as of December 31, 2022	32,268,060	2.08	6.51	261,387	1.69
*	The exercise price and grant-date fair value of share options granted in 2022 was US$ 0.0001 and US$12.13, respectively.

15.SHARE-BASED COMPENSATION (CONTINUED)

Schedule of assumptions in the binomial option-pricing model to determine the fair value of the share options

	For the year ended December 31,
	2020	2021
Fair value of ordinary shares on the date of option grant (US$)	1.84-3.27	6.78-18.09
Risk-free interest rate(1)	0.82%-1.70%	1.6%-2.0%
Expected term (in years)	10	10
Expected dividend yield(2)	0%	0%
Expected volatility(3)	56.5%-59.0%	58.8%-59.8%
Expected early exercise multiple	2.2x-2.8x	2.2x-2.8x
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected term of share options.
(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Schedule of RSU activity

		Weighted average
	Number of RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2021	—	—
Granted	3,521,118
Outstanding as of December 31, 2021	3,521,118	19.05
Granted	19,686,470
Vested	(1,959,584)
Forfeited	(435,058)
Outstanding as of December 31, 2022	20,812,946	11.23

As of December 31, 2022, there were US$214,322 of unrecognized compensation expenses related to RSUs, which are expected to be recognized over a weighted-average period of 3.5 years and may be adjusted for future forfeitures.

Schedule of share-based compensation expenses

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	1,920	31,467	39,587
Sales and marketing expenses	21,473	73,733	170,366
Research and development expenses	30,883	137,820	284,323
General and administrative expenses*	602,960	1,680,626	197,928
Total	657,236	1,923,646	692,204
*

In November 2020 and June 2021, the Company granted 24,780,971 and 24,745,531 Class B ordinary shares to TECHWOLF LIMITED, and recorded share-based compensation expenses of RMB533.1 million and RMB1,506.4 million, respectively, in general and administrative expenses upon the grant (Note 13).